PROPERTY AND EQUIPMENT (Tables)	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
Property, Plant and Equipment [Table Text Block]
Office furniture and fixtures	$38,193
Office equipment	15,016
Total	53,209
Less: accumulated depreciation	(1,973)
Property and equipment, Net	$51,236

Datasea [Member]
Property, Plant and Equipment [Table Text Block]
Office furniture and fixtures	$35,975
Office equipment	20,568
Total	56,543
Less: accumulated depreciation	(8,352)
Property and equipment, Net	$48,191